UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher T. Winkler            Los Angeles, CA             11/15/2010
--------------------------      ---------------------------     -------------
      [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             62
                                               -------------

Form 13F Information Table Value Total:          $9,669,353
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


             COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
---------------------------- ---------------- ----------- --------- -------- ---- ----- ----------- ---------- --------------------
                                                            VALUE   SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                COM              00724F101      44,928   1,718,100 SH         Sole         0       1,718,100 0     0
AEROPOSTALE                  COM              007865108      22,287     958,600 SH         Sole         0         958,600 0     0
AES CORP                     COM              00130H105     105,821   9,323,439 SH         Sole         0       9,323,439 0     0
AMR CORP                     COM              001765106      17,362   2,769,100 SH         Sole         0       2,769,100 0     0
APPLE INC                    COM              037833100     113,216     399,000 SH         Sole         0         399,000 0     0
ARCH COAL INC                COM              039380100      50,458   1,889,100 SH         Sole         0       1,889,100 0     0
ARCHER DANIELS MIDLAND CO    COM              039483102       8,682     272,000 SH         Sole         0         272,000 0     0
BANK OF AMERICA CORPORATION  COM              060505104      21,359   1,629,200 SH         Sole         0       1,629,200 0     0
BAXTER INTL INC              COM              071813109      22,171     464,700 SH         Sole         0         464,700 0     0
BJS WHOLESALE CLUB INC       COM              05548J106      22,730     547,700 SH         Sole         0         547,700 0     0
BOSTON SCIENTIFIC CORP       COM              101137107      74,381  12,134,000 SH         Sole         0      12,134,000 0     0
BOSTON SCIENTIFIC CORP       COM              101137107      27,907   4,552,600 SH CALL    Sole         0       4,552,600 0     0
BP PLC                       SPONSORED ADR    055622104      59,942   1,455,967 SH         Sole         0       1,455,967 0     0
CF INDS HLDGS INC            COM              125269100      44,641     467,444 SH         Sole         0         467,444 0     0
CHESAPEAKE ENERGY CORP       COM              165167107     139,768   6,170,790 SH         Sole         0       6,170,790 0     0
CISCO SYS INC                COM              17275R102     140,289   6,405,900 SH         Sole         0       6,405,900 0     0
CITIGROUP INC                COM              172967101      89,269  22,889,600 SH         Sole         0      22,889,600 0     0
COMCAST CORP NEW             CL A             20030N101      90,677   5,015,314 SH         Sole         0       5,015,314 0     0
COMCAST CORP NEW             CL A SPL         20030N200      90,848   5,340,855 SH         Sole         0       5,340,855 0     0
CVS CAREMARK CORPORATION     COM              126650100      67,700   2,151,248 SH         Sole         0       2,151,248 0     0
D R HORTON INC               COM              23331A109       5,711     513,600 SH         Sole         0         513,600 0     0
DELTA AIR LINES INC DEL      COM NEW          247361702      27,519   2,364,200 SH         Sole         0       2,364,200 0     0
DEVON ENERGY CORP NEW        COM              25179M103      46,296     715,100 SH         Sole         0         715,100 0     0
E TRADE FINANCIAL CORP       COM NEW          269246401      78,811   5,420,272 SH         Sole         0       5,420,272 0     0
ENSCO PLC                    SPONSORED ADR    29358Q109      46,076   1,030,100 SH         Sole         0       1,030,100 0     0
FLUOR CORP NEW               COM              343412102      23,329     471,000 SH         Sole         0         471,000 0     0
FORD MTR CO DEL              COM PAR $0.01    345370860     112,010   9,151,115 SH         Sole         0       9,151,115 0     0
GLOBAL PMTS INC              COM              37940X102      50,679   1,181,600 SH         Sole         0       1,181,600 0     0
GOODYEAR TIRE & RUBR CO      COM              382550101      16,478   1,532,795 SH         Sole         0       1,532,795 0     0
GOOGLE INC                   CL A             38259P508     114,307     217,400 SH         Sole         0         217,400 0     0
HONEYWELL INTL INC           COM              438516106      24,149     549,600 SH         Sole         0         549,600 0     0
IRON MTN INC                 COM              462846106      25,693   1,150,100 SH         Sole         0       1,150,100 0     0
J CREW GROUP INC             COM              46612H402      41,358   1,230,175 SH         Sole         0       1,230,175 0     0
LENNAR CORP                  CL A             526057104       5,678     369,200 SH         Sole         0         369,200 0     0
MASTERCARD INC               CL A             57636Q104      60,370     269,511 SH         Sole         0         269,511 0     0
MEAD JOHNSON NUTRITION CO    COM              582839106      25,814     453,600 SH         Sole         0         453,600 0     0
MEDTRONIC INC                COM              585055106      45,780   1,363,300 SH         Sole         0       1,363,300 0     0
MGM RESORTS INTERNATIONAL    COM              552953101      50,776   4,501,400 SH         Sole         0       4,501,400 0     0
MORGAN STANLEY               COM NEW          617446448      45,120   1,828,200 SH         Sole         0       1,828,200 0     0
MOSAIC CO                    COM              61945A107      32,368     550,847 SH         Sole         0         550,847 0     0
MOTOROLA INC                 COM              620076109      50,811   5,956,776 SH         Sole         0       5,956,776 0     0
NAVISTAR INTL CORP NEW       COM              63934E108      67,629   1,549,691 SH         Sole         0       1,549,691 0     0
NUCOR CORP                   COM              670346105      11,258     294,700 SH         Sole         0         294,700 0     0
NVIDIA CORP                  COM              67066G104      67,107   5,745,500 SH         Sole         0       5,745,500 0     0
ORACLE CORP                  COM              68389X105     158,317   5,896,348 SH         Sole         0       5,896,348 0     0
PFIZER INC                   COM              717081103     137,229   7,992,350 SH         Sole         0       7,992,350 0     0
PULTE GROUP INC              COM              745867101       5,789     660,900 SH         Sole         0         660,900 0     0
QUEST DIAGNOSTICS INC        COM              74834L100      24,352     482,500 SH         Sole         0         482,500 0     0
RADIOSHACK CORP              COM              750438103     179,286   8,405,358 SH         Sole         0       8,405,358 0     0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107      23,324   1,980,000 SH         Sole         0       1,980,000 0     0
SPDR GOLD TRUST              GOLD SHS         78463V107     248,145   1,940,000 SH CALL    Sole         0       1,940,000 0     0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   6,128,929  53,701,300 SH PUT     Sole         0      53,701,300 0     0
SPRINT NEXTEL CORP           COM SER 1        852061100      45,617   9,852,400 SH         Sole         0       9,852,400 0     0
TOLL BROTHERS INC            COM              889478103       5,761     302,900 SH         Sole         0         302,900 0     0
U S AIRWAYS GROUP INC        COM              90341W108      18,019   1,948,000 SH         Sole         0       1,948,000 0     0
UAL CORP                     COM NEW          902549807      28,524   1,207,100 SH         Sole         0       1,207,100 0     0
UNITED STATES STL CORP NEW   COM              912909108      11,197     255,400 SH         Sole         0         255,400 0     0
WELLPOINT INC                COM              94973V107      22,588     398,800 SH         Sole         0         398,800 0     0
WESTERN DIGITAL CORP         COM              958102105      23,254     819,100 SH         Sole         0         819,100 0     0
WILLIAMS COS INC DEL         COM              969457100      44,529   2,330,132 SH         Sole         0       2,330,132 0     0
XEROX CORP                   COM              984121103      44,895   4,337,700 SH         Sole         0       4,337,700 0     0
YAHOO INC                    COM              984332106     190,035  13,411,107 SH         Sole         0      13,411,107 0     0
